Note 10 - Investments	12 Months Ended
Mar. 31, 2020
Statement Line Items [Line Items]
Disclosure of investments other than investments accounted for using equity method [text block]
10.	INVESTMENTS

As at
March 31, 2020,
Just Energy owns approximately
8%
of ecobee, a private company that designs, manufactures and distributes smart thermostats. This investment is measured at and classified as fair value through profit or loss. The fair value of the investment has been determined directly from transacted/quoted prices of identical assets that are not
active (Level
3
measurement). As at
March 31, 2020,
the fair value of the ecobee investment is
$32.9
million (
2019
–
$32.9
million).